Borrowings (Pre Swap Borrowing Table) (Details2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	$ 39,737	$ 37,036
Less: Net unamortized discount	853	872
Add: Fair value adjustment	792 [1]	546	[1]
Long-Term Debt, including current portion	39,675	36,710
Less: current maturities	4,601	3,854
Total long-term debt (excluding current portion)	35,073	32,856
U.S. dollar notes and debentures
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	31,404	27,887
0.97% Notes and Debentures, maturing in 2015-2016
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	9,254	6,456	[2]
Debt instrument, stated interest rate percentage (as a percent)	0.97%
Debt instrument, maturity year range, start	2015
Debt instrument, maturity year range, end	2016
0.97% Notes and Debentures, maturing in 2015-2016 | IBM International Group Capital LLC
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment		17
Percentage of ownership in indirect subsidiary (percent, expressed as a decimal)	100.00%
4.73% Notes and Debentures, maturing in 2017-2018
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	6,835	8,465
Debt instrument, stated interest rate percentage (as a percent)	4.73%
Debt instrument, maturity year range, start	2017
Debt instrument, maturity year range, end	2018
2.19% Notes and Debentures, maturing in 2019-2021
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	6,555	6,206
Debt instrument, stated interest rate percentage (as a percent)	2.19%
Debt instrument, maturity year range, start	2019
Debt instrument, maturity year range, end	2021
1.88% Notes and debentures, maturing in 2022
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	1,000	1,000
Debt instrument, stated interest rate percentage (as a percent)	1.88%
Debt instrument, maturity year	2022
3.38% Notes and debentures, maturing in 2023
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	1,500	1,500
Debt instrument, stated interest rate percentage (as a percent)	3.38%
Debt instrument, maturity year	2023
3.63% Notes and debentures, maturing in 2024
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	2,000
Debt instrument, stated interest rate percentage (as a percent)	3.63%
Debt instrument, maturity year	2024
7.00% Notes and Debentures, maturing in 2025
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	600	600
Debt instrument, stated interest rate percentage (as a percent)	7.00%
Debt instrument, maturity year	2025
6.22% Notes and Debentures, maturing in 2027
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	469	469
Debt instrument, stated interest rate percentage (as a percent)	6.22%
Debt instrument, maturity year	2027
6.50% Notes and Debentures, maturing in 2028
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	313	313
Debt instrument, stated interest rate percentage (as a percent)	6.50%
Debt instrument, maturity year	2028
5.88% Notes and Debentures, maturing in 2032
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	600	600
Debt instrument, stated interest rate percentage (as a percent)	5.88%
Debt instrument, maturity year	2032
8.00% Notes and Debentures, maturing in 2038
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	83	83
Debt instrument, stated interest rate percentage (as a percent)	8.00%
Debt instrument, maturity year	2038
5.60% Notes and Debentures, maturing in 2039
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	745	745
Debt instrument, stated interest rate percentage (as a percent)	5.60%
Debt instrument, maturity year	2039
4.00% Notes and Debentures, maturing in 2042
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	1,107	1,107
Debt instrument, stated interest rate percentage (as a percent)	4.00%
Debt instrument, maturity year	2042
7.00% Notes and Debentures, maturing in 2045
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	27	27
Debt instrument, stated interest rate percentage (as a percent)	7.00%
Debt instrument, maturity year	2045
7.13% Notes and Debentures, maturing in 2096
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	316	316
Debt instrument, stated interest rate percentage (as a percent)	7.13%
Debt instrument, maturity year	2096
1.85% Euros maturing in 2015 - 2025
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	5,463	5,894
Debt instrument, stated interest rate percentage (as a percent)	1.85%
Debt instrument, maturity year range, start	2015
Debt instrument, maturity year range, end	2025
2.75% Pound sterling maturing in 2017 - 2020
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	1,176	1,254
Debt instrument, stated interest rate percentage (as a percent)	2.75%
Debt instrument, maturity year range, start	2017
Debt instrument, maturity year range, end	2020
0.5% Japanese yen maturing in 2017-2019
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	733	1,057
Debt instrument, stated interest rate percentage (as a percent)	0.50%
Debt instrument, maturity year range, start	2017
Debt instrument, maturity year range, end	2019
3.8% Swiss francs maturing in 2015-2020
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	162	181
Debt instrument, stated interest rate percentage (as a percent)	3.80%
Debt instrument, maturity year range, start	2015
Debt instrument, maturity year range, end	2020
2.2% Canadian Maturing 2017
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	432	471
Debt instrument, stated interest rate percentage (as a percent)	2.20%
Debt instrument, maturity year	2017
10.1% Other maturing in 2015-2017
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	$ 367	$ 291
Debt instrument, stated interest rate percentage (as a percent)	10.10%
Debt instrument, maturity year range, start	2015
Debt instrument, maturity year range, end	2017

[1]

The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the ConsolidatedStatement of Financial Position as an amount equal to the sum of the debt’s carrying value plus a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

[2]

Includes $17 million of debt securities issued by IBM International Group Capital, LLC, an indirect 100-percent owned finance subsidiary of the company, which matured in the first half of 2014. Debt securities issued by IBM International Group Capital, LLC are fully and unconditionally guaranteed by the company.